Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Total notes payable	$ 2,687	$ 3,236	$ 825
Less current maturities	1,933	2,437	294
Long-term note payable	754	799	531
Note Payable To Related Party [Member]
Total notes payable	862	836
Note Payable To Related Party [Member] | Unsecured Debt [Member]
Total notes payable		836	825
Secured Note Payable [Member]
Total notes payable	$ 1,600	2,400
Secured Note Payable [Member] | Secured Debt [Member]
Total notes payable		$ 2,400